Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flows from Operating Activities:
Net income / (loss)	$ (41,365)	$ (45,515)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Depreciation	69,958	59,781
Amortisation of fair value of above market time charters (Note 7)	0	167
Amortisation of fair value of below market time charters (Note 7)	(718)	(1,353)
Amortization of debt issuance costs (Note 8)	3,663	2,575
Loss on debt extinguishment (Note 6 and 8)	618	1,619
Impairment loss	0	3,411
Loss / (gain) on sale of vessels	0	700
Provision for doubtful debts	0	1,250
Share-based compensation (Note 11)	1,216	2,857
Non-cash effects of derivative financial instruments	60	1,136
Other non-cash charges	64	142
Gain on hull and machinery claims	(91)	(30)
Equity in income of investee	(39)	(55)
(Increase)/Decrease in:
Trade accounts receivable	26,563	(3,392)
Inventories	3,981	(19,255)
Prepaid expenses and other receivables	1,831	(18,919)
Derivatives	(726)	0
Due from related parties	450	1,005
Due from managers	899	20
Increase/(Decrease) in:
Accounts payable	92	6,019
Due to related parties	(2,045)	(1,152)
Accrued liabilities	(18,042)	5,091
Due to managers	5,314	6,609
Deferred revenue	3,777	4,916
Net cash provided by / (used in) Operating Activities	55,460	7,627
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisition of vessels and other fixed assets	(51,297)	(157,794)
Cash proceeds from vessel sales	0	20,026
Hull and machinery insurance proceeds	3,113	5,675
Net cash provided by / (used in) Investing Activities	(48,184)	(132,093)
Cash Flows from Financing Activities:
Proceeds from bank loans, leases and notes	149,135	392,387
Loan and lease prepayments and repayments	(169,229)	(366,116)
Financing and debt extinguishment fees paid	(1,020)	(7,740)
Dividends paid	(4,804)	0
Repurchase of common shares	0	(11,562)
Net cash provided by / (used in) Financing Activities	(25,918)	6,969
Net increase/(decrease) in cash and cash equivalents and restricted cash	(18,642)	(117,497)
Cash and cash equivalents and restricted cash at beginning of period	126,262	213,877
Cash and cash equivalents and restricted cash at end of period	107,620	96,380
Cash paid during the period for:
Interest	36,150	41,502
Non-cash investing and financing activities:
Shares issued in connection with vessel acquisitions	0	10,063
Vessel upgrades	20,360	5,742
Reconciliation of (a) cash and cash equivalents, and restricted cash reported within the consolidated balance sheets to (b) the total amount of such items reported in the statements of cash flows:
Cash and cash equivalents	77,506	83,088
Restricted cash, current (Note 8)	29,094	6,271
Restricted cash, non-current (Note 8)	1,020	7,021
Cash and cash equivalents and restricted cash at end of period shown in the statement of cash flows	$ 107,620	$ 96,380